Schedule of Investments (unaudited)
September 30, 2024
 BrandywineGLOBAL — Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.6%
Communication Services — 1.3%
Entertainment — 1.3%
Vivid Seats Inc., Class A Shares	73,270	$271,099 *

Consumer Discretionary — 13.1%
Household Durables — 3.4%
M/I Homes Inc.	1,280	219,341 *
Mohawk Industries Inc.	1,890	303,685 *
Tri Pointe Homes Inc.	4,560	206,613 *
Total Household Durables		729,639
Leisure Products — 2.4%
Polaris Inc.	6,240	519,418
Specialty Retail — 7.3%
Academy Sports & Outdoors Inc.	3,790	221,184
Designer Brands Inc., Class A Shares	19,890	146,788
Five Below Inc.	2,950	260,633 *
Sally Beauty Holdings Inc.	14,740	200,022 *
Signet Jewelers Ltd.	5,040	519,826
Wayfair Inc., Class A Shares	4,240	238,203 *
Total Specialty Retail		1,586,656

Total Consumer Discretionary		2,835,713
Consumer Staples — 1.0%
Personal Care Products — 1.0%
Oddity Tech Ltd., Class A Shares	5,620	226,936 *

Energy — 8.1%
Energy Equipment & Services — 6.4%
Atlas Energy Solutions Inc.	21,910	477,638
Cactus Inc., Class A Shares	6,980	416,497
RPC Inc.	46,910	298,348
Weatherford International PLC	2,160	183,427
Total Energy Equipment & Services		1,375,910
Oil, Gas & Consumable Fuels — 1.7%
CNX Resources Corp.	7,760	252,743 *
Vital Energy Inc.	4,560	122,664 *
Total Oil, Gas & Consumable Fuels		375,407

Total Energy		1,751,317
Financials — 27.9%
Banks — 13.9%
Associated Banc-Corp.	13,830	297,898
Banc of California Inc.	29,190	429,969
Brookline Bancorp Inc.	19,400	195,746
ConnectOne Bancorp Inc.	13,270	332,414
Hope Bancorp Inc.	32,250	405,060
Live Oak Bancshares Inc.	4,510	213,639
Texas Capital Bancshares Inc.	6,390	456,629 *
See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Valley National Bancorp	24,230	$219,524
WaFd Inc.	13,210	460,368
Total Banks		3,011,247
Capital Markets — 2.0%
Invesco Ltd.	11,210	196,848
New Mountain Finance Corp.	19,550	234,209
Total Capital Markets		431,057
Consumer Finance — 4.4%
Encore Capital Group Inc.	4,240	200,425 *
NerdWallet Inc., Class A Shares	34,914	443,757 *
SLM Corp.	13,810	315,834
Total Consumer Finance		960,016
Financial Services — 5.0%
loanDepot Inc., Class A Shares	108,200	295,386 *
Sezzle Inc.	2,210	377,004 *
TFS Financial Corp.	30,880	397,117
Total Financial Services		1,069,507
Mortgage Real Estate Investment Trusts (REITs) — 2.6%
New York Mortgage Trust Inc.	42,600	269,658
Two Harbors Investment Corp.	21,020	291,757
Total Mortgage Real Estate Investment Trusts (REITs)		561,415

Total Financials		6,033,242
Health Care — 8.4%
Biotechnology — 1.7%
Catalyst Pharmaceuticals Inc.	18,970	377,124 *
Health Care Providers & Services — 2.7%
PetIQ Inc.	18,820	579,091 *
Pharmaceuticals — 4.0%
Amphastar Pharmaceuticals Inc.	5,050	245,076 *
ANI Pharmaceuticals Inc.	4,700	280,402 *
Collegium Pharmaceutical Inc.	6,359	245,712 *
Pacira BioSciences Inc.	6,580	99,029 *
Total Pharmaceuticals		870,219

Total Health Care		1,826,434
Industrials — 15.8%
Aerospace & Defense — 1.6%
Mercury Systems Inc.	9,680	358,160 *
Building Products — 2.0%
JELD-WEN Holding Inc.	26,910	425,447 *
Commercial Services & Supplies — 1.5%
ACV Auctions Inc., Class A Shares	16,220	329,753 *
Machinery — 1.5%
Manitowoc Co. Inc.	32,990	317,364 *
See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 4.2%
Alaska Air Group Inc.	11,290	$510,421 *
Allegiant Travel Co.	7,194	396,101
Total Passenger Airlines		906,522
Professional Services — 3.7%
First Advantage Corp.	27,345	542,798 *
Upwork Inc.	23,760	248,292 *
Total Professional Services		791,090
Trading Companies & Distributors — 1.3%
Air Lease Corp.	6,220	281,704

Total Industrials		3,410,040
Information Technology — 7.6%
Electronic Equipment, Instruments & Components — 4.7%
Knowles Corp.	18,960	341,849 *
Methode Electronics Inc.	30,677	366,897
Rogers Corp.	2,658	300,380 *
Total Electronic Equipment, Instruments & Components		1,009,126
Semiconductors & Semiconductor Equipment — 2.9%
Cohu Inc.	10,900	280,130 *
Ichor Holdings Ltd.	10,170	323,508 *
SolarEdge Technologies Inc.	1,330	30,470 *
Total Semiconductors & Semiconductor Equipment		634,108

Total Information Technology		1,643,234
Materials — 3.3%
Chemicals — 1.5%
FMC Corp.	4,950	326,403
Containers & Packaging — 1.8%
Sealed Air Corp.	10,910	396,033

Total Materials		722,436
Real Estate — 5.5%
Hotel & Resort REITs — 3.5%
Sunstone Hotel Investors Inc.	39,460	407,227
Xenia Hotels & Resorts Inc.	23,390	345,470
Total Hotel & Resort REITs		752,697
Real Estate Management & Development — 2.0%
Cushman & Wakefield PLC	15,520	211,538 *
Howard Hughes Holdings Inc.	2,770	214,481 *
Total Real Estate Management & Development		426,019

Total Real Estate		1,178,716
Utilities — 4.6%
Electric Utilities — 1.4%
Portland General Electric Co.	6,270	300,333
See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 3.2%
Black Hills Corp.		6,070	$370,999
Northwestern Energy Group Inc.		5,660	323,865
Total Multi-Utilities			694,864

Total Utilities			995,197
Total Investments before Short-Term Investments (Cost — $18,431,411)			20,894,364
	Rate
Short-Term Investments — 3.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $688,659)	4.932%	688,659	688,659 (a)(b)
Total Investments — 99.8% (Cost — $19,120,070)			21,583,023
Other Assets in Excess of Liabilities — 0.2%			45,810
Total Net Assets — 100.0%			$21,628,833

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $688,659 and the cost was $688,659 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Small Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$20,894,364	—	—	$20,894,364
Short-Term Investments†	688,659	—	—	688,659
Total Investments	$21,583,023	—	—	$21,583,023

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$937,957	$3,362,767	3,362,767	$3,612,065	3,612,065

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$22,624	—	$688,659

BrandywineGLOBAL — Small Cap Value Fund 2024 Quarterly Report